Equity-Based Compensation (Details) - Schedule of Restricted Stock Unit Activity	3 Months Ended
Mar. 31, 2024 $ / shares shares
Restricted Stock [Member]
Schedule of Restricted Stock Unit Activity [Line Items]
Number of Shares, Balance beginning	20,000
Weighted Average Remaining Term, Balance beginning	0 years
Number of Shares, Granted
Weighted Average Remaining Term, Granted
Number of Shares, Vested or released	(20,000)
Weighted Average Remaining Term, Vested or released
Number of Shares, Forfeited
Weighted Average Remaining Term, Forfeited
Number of Shares, Balance ending
Weighted Average Remaining Contract Term, Balance ending
Vendor Stock [Member]
Schedule of Restricted Stock Unit Activity [Line Items]
Number of Shares, Balance beginning	1,030,000
Weighted Average Remaining Term, Balance beginning	1 year 3 months
Number of Shares, Granted
Weighted Average Remaining Term, Granted
Number of Shares, Vested or released
Weighted Average Remaining Term, Vested or released
Number of Shares, Forfeited
Weighted Average Remaining Term, Forfeited
Number of Shares, Balance ending	1,030,000
Weighted Average Remaining Contract Term, Balance ending	1 year
Warrant [Member]
Schedule of Restricted Stock Unit Activity [Line Items]
Number of Shares, Balance beginning	3,553,969
Weighted Average Remaining Term, Balance beginning	4 years 1 month 28 days
Weighted Average Exercise Price, Balance beginning | $ / shares	$ 1.61
Number of Shares, Granted	300,000
Weighted Average Remaining Term, Granted	7 years
Weighted Average Exercise Price, Granted | $ / shares	$ 0.5
Number of Shares, Vested or released
Weighted Average Remaining Term, Vested or released
Weighted Average Exercise Price, Vested or released | $ / shares
Number of Shares, Forfeited
Weighted Average Remaining Term, Forfeited
Weighted Average Exercise Price, Forfeited | $ / shares
Number of Shares, Balance ending	3,553,969
Weighted Average Remaining Contract Term, Balance ending	4 years 2 months 1 day
Weighted Average Excercise price, Balance ending | $ / shares	$ 1.51